Shareholder Report, Holdings (Details) - C000240297	Jan. 31, 2026
Y41053102 | International Seaways, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
674599105 | Occidental Petroleum Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
83418M103 | Solaris Oilfield Infrastructure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
56585A102 | Marathon Petroleum Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
739276103 | Power Integrations, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
45765U103 | Insight Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
12514G108 | CDW Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Y2573F102 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Financials336901103
Holdings [Line Items]
Percent of Total Investments	100.00%
Health CareBLUEP1473
Holdings [Line Items]
Percent of Total Investments	0.00%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Communications
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%